Taxes - Schedule of Effective Income Tax Rate Reconciliation (Details)	6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Effective Income Tax Rate Reconciliation [Abstract]
Statutory tax rate	16.50%	16.50%
Tax exemption	(16.50%)	(16.50%)
Effective tax rate	0.00%	0.00%